Income Taxes (Details) - Schedule of Components of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Components of Deferred Tax Assets [Abstract]
Net operating loss carryforward in the U.S.	$ 629,483	$ 576,046
Net operating loss carryforward in the United Arab Emirates	3,468,411	1,891,888
Net operating loss carryforward in PRC	14
Valuation allowance	(4,097,908)	(2,467,934)
Total net deferred tax assets